Leases - Components of Operating Lease Expense (Detail) - 12 months ended Dec. 31, 2019 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Schedule of Components of Operating Lease Expense [Line Items]
Amortization of right-of-use assets	¥ 5,260	$ 756
Expense for short-term leases within 12 months	592	85
Interest of lease liabilities	543	78
Operating lease rental expense	¥ 6,395	$ 919